10-K Significant Accounting Policies - Components of receivables, net (Details) - Trade Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 220,948		$ 104,347			$ 98,114
Contracting services contract receivables	173,318		82,428			70,768
Retention receivables	30,224		28,859			25,173
Receivables, gross	424,490		215,634			194,055
Less expected credit loss	5,870	$ 5,822	5,477	$ 5,029	$ 5,126	5,406	$ 6,164
Receivables, net	$ 418,620		$ 210,157			$ 188,649